Share-based Compensation (Restricted Shares Granted to One Executive Officer of NQ US) (Narrative) (Details) (One executive officer of NQ US [Member], USD $)	0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Feb. 19, 2013 Restricted Shares [Member]	Jul. 10, 2012 2011 Share Plan [Member] Restricted Shares [Member]	May 06, 2011 2011 Share Plan [Member] Restricted Shares [Member]	Dec. 31, 2012 2011 Share Plan [Member] Restricted Shares [Member]	Dec. 31, 2011 2011 Share Plan [Member] Restricted Shares [Member]	May 06, 2011 2011 Share Plan [Member] Restricted Shares Granted for Each Contract Executed with Certain Specific Customers [Member]	Dec. 31, 2012 2011 Share Plan [Member] Restricted Shares Granted for Each Contract Executed with Certain Specific Customers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted, value	$ 250,000	$ 185,000	$ 1,806,000			$ 250,000
Vesting period			4 years
Share-based compensation expense				772,000	621,000		0
Unrecognized compensation expense				$ 598,000	$ 1,185,000
Proportion of shares vested each month over remaining period thereafter						0.041667
Remaining period thereafter						2 years